Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Reconciliation of outstanding share options (Details) - Spark Networks SE - 2007 Omnibus incentive plan prior merger
	12 Months Ended
	Dec. 31, 2018 EUR (€) Share	Dec. 31, 2017 EUR (€) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price outstanding at January 1 | €	€ 16.88	€ 37.47
Weighted Average Exercise Price Expired during the year | €	10.10	83.75
Weighted Average Exercise Price Forfeited during the year | €	35.07	14.50
Weighted Average Exercise Price Outstanding at December 31 | €	€ 10.91	€ 16.88
Number of Options Outstanding at January 1 | Share	163,270	236,670
Number of share options expired during the year | Share	55,975	72,900
Number of share options forfeited during the year | Share	42,245	500
Number of Options Outstanding at December 31 | Share	65,050	163,270